Share based compensation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share based compensation
Bonus Accrued	$ 0	$ 1,666
Employee Contributions	15,000
Company Matched Employee Contributions	$ 52,867